Related Party Transactions - Related Account Balances of Significant Transactions Between the Company, Excluding the Controlling Company, and Related Parties (Parenthetical) (Detail) - KRW (₩)
₩ in Millions
	Dec. 31, 2024	Dec. 31, 2023
Company, excluding the controlling company [member]
Disclosure of transactions between related parties [line items]
Doubtful account related to allowance for receivables	₩ 506,673	₩ 404,872